INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Disclosure of inventories

	At December 31,
	2018	2017
	(€ thousand)
Raw materials	74,053	67,547
Semi-finished goods	84,576	87,678
Finished goods	232,435	238,540
Total inventories	391,064	393,765

Disclosure of slow moving and obsolete inventory
Changes in the provision for slow moving and obsolete inventories were as follows:

	2018	2017
	(€ thousand)
At January 1,	66,989	60,548
Provision	11,062	10,140
Use and other changes	(4,625)	(3,699)
At December 31,	73,426	66,989